Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a)	Vessels Under Construction

Teekay LNG's share of commitments to fund newbuilding and other construction contract costs as at June 30, 2019 are as follows:

	Total $	Remainder of 2019 $	2020 $	2021 $	2022 $
Consolidated LNG carriers (i)	60,586	9,984	9,733	27,191	13,678
Equity-accounted joint ventures (ii)	349,681	349,681	—	—	—
	410,267	359,665	9,733	27,191	13,678

(i)
In May 2019, Teekay LNG received approximately $45 million from a shipyard related to warranty claims on certain of Teekay LNG's LNG carriers and recognized the amounts as reductions to the carrying values of the applicable LNG carriers. In connection with the warranty settlement, Teekay LNG entered into an agreement in June 2019 with a contractor to supply equipment on certain of its LNG carriers in 2021 and 2022 for an estimated cost of approximately $61 million.

(ii)
The commitment amounts relating to Teekay LNG’s share of costs for newbuilding and other construction contracts in Teekay LNG’s equity-accounted joint ventures are based on Teekay LNG’s ownership percentage in each respective joint venture as of June 30, 2019. These commitments are described in more detail in "Item 18 – Financial Statements: Note 16" of the Company’s Annual Report on Form 20-F for the year ended December 31, 2018. Based on Teekay LNG's ownership percentage in each respective joint venture, Teekay LNG's equity-accounted joint ventures have secured $301.0 million of undrawn financing related to Teekay LNG's proportionate share of the remaining commitments included in the table above.

b)	Liquidity

Management is required to assess whether the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. The Company had a consolidated net loss of $95.6 million and consolidated cash flows from operating activities of $178.9 million during the six months ended June 30, 2019, and had a working capital deficit of $365.9 million as at June 30, 2019. This working capital deficit included approximately $540.4 million related to scheduled maturities and repayments of debt in the next 12 months, of which some loan maturities relate to assets which are subject to purchase obligations of the charterer, and was classified as current liabilities as at June 30, 2019.

The Company's liquidity assessment was positively impacted in the second quarter of 2019 as a result of a number of completed transactions described below. In April 2019, Teekay Parent commenced a cash tender offer (or the Offer) to purchase any and all of its outstanding 2020 Notes. Teekay Parent completed the Offer and purchased $460.9 million in aggregate principal amount of the 2020 Notes in May 2019. The purchase was funded by the net proceeds from Teekay Parent's concurrent bond offering of the 2022 Notes and the proceeds from the sale of Teekay Offshore as noted below, as well as its existing cash. The Company recognized a loss of $10.7 million on the purchase of the 2020 Notes in the second quarter of 2019.

In May 2019, Teekay Parent sold to Brookfield all of its remaining interests in Teekay Offshore, which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Teekay Offshore, for total proceeds of $100 million in cash. The transaction was completed in May 2019. The Company recognized a loss on sale of $8.9 million upon completion of the transaction in the second quarter of 2019.

In May 2019, Teekay Parent completed a private offering of $250.0 million in aggregate principal amount of the 2022 Notes. The 2022 Notes are guaranteed on a senior secured basis by certain of Teekay's subsidiaries and are secured by first-priority liens on two of Teekay Parent's FPSO units, a pledge of the equity interests of Teekay Parent's subsidiary that owns all of Teekay Parent's common units of Teekay LNG Partners L.P. and all of Teekay’s Class A common shares of Teekay Tankers Ltd. and a pledge of the equity interests in Teekay's subsidiaries that own Teekay Parent's three FPSO units.

In connection with the Offer and issuance of the 2022 Notes, the Board of Directors approved the elimination of the quarterly dividend on Teekay Parent’s common stock commencing with the quarter ended March 31, 2019.

In April 2019, Teekay Parent filed a COP under which Teekay Parent may issue shares of its common stock, at market prices up to a maximum aggregate amount of $63.0 million. No shares of common stock have been issued under this COP as of June 30, 2019.

Based on the Company’s liquidity at the date these consolidated financial statements were issued, and the liquidity the Company expects to generate from operations over the following year assuming no significant decline in spot tanker rates, the Company expects that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.

c)	Legal Proceedings and Claims

The Company may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. The Company believes that any adverse outcome of existing claims, individually or in the aggregate, would not have a material effect on its financial position, results of operations or cash flows, when taking into account its insurance coverage and indemnifications from charterers.

d)	Other

The Company enters into indemnification agreements with certain officers and directors. In addition, the Company enters into other indemnification agreements in the ordinary course of business. The maximum potential amount of future payments required under these indemnification agreements is unlimited. However, the Company maintains what it believes is appropriate liability insurance that reduces its exposure and enables the Company to recover future amounts paid up to the maximum amount of the insurance coverage, less any deductible amounts pursuant to the terms of the respective policies, the amounts of which are not considered material.